Acquisition	12 Months Ended
Dec. 31, 2024
Acquisition [Abstract]
Acquisition

Note 12 – Acquisition

Acquisition of Yinhua

On March 14, 2022, the Company entered into a Share Purchase Agreement with Yinhua which develops and operates a comprehensive auto related service platform to serve auto insurance companies, and each of the shareholders of the Yinhua.

Under terms of the share purchase agreement, we shall pay $10,076,600 in exchange for 100% equity of Yinhua. Of the total consideration to be paid, $7,078,100 shall be paid in form of 3,826,000 newly issued ordinary shares of the Company, representing $1.85 per ordinary share of the Company, and $1,000,000 upon closing. In addition, a cash earnout of $1,998,500 shall be paid if Yinhua achieves a net income target threshold of $1.3 million during the calendar year of 2022.

Founded in 2018, Yinhua provides diversified, differentiated and customized value-added auto related services to auto insurance companies, where the services include road security services, car maintenance services, car inspection services and other services. Yinhua develops and operates a comprehensive auto related service platform for auto insurance companies combining intelligent human-vehicle interaction functions with car owner programs.

On March 18, 2022, the parties completed the transaction. Upon the closing of the transaction, the Company acquired 100% shares outstanding of the Yinhua, and the Company issued 3,826,000 ordinary shares and paid $1,000,000 to the sellers.

As required by ASC 805-20, Business Combinations – Identifiable Assets and Liabilities, and Any Noncontrolling Interest, management conducted a review to reassess whether they identified all the assets acquired and all the liabilities assumed, and followed ASC 805-20’s measurement procedures for recognition of the fair value of net assets acquired. According to ASC 820, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets as the most reliable fair value measurement, and the lowest priority to unobservable inputs. According to ASC 820-10-35-41, the valuation of shares issued in the acquisitions and purchase consideration is recognized on the quoted trading price of the Company’s ordinary shares on the date of acquisitions. The quoted closing prices for the Company’s ordinary shares on NASDAQ on the dates of the acquisitions of Yinhua was $1.85 per share.

The following table summarizes the allocation of estimated fair values of net assets acquired and liabilities assumed:

Recognized amounts of identifiable assets acquired and liabilities assumed
Accounts receivable, net	$4,519,839
Prepayments	8,050,558
Equipment, net	3,504
Deferred tax assets	16,415
Short-term bank borrowings	(193,339)
Others payable and accrued liabilities	(7,685,086)
Tax payable	(1,126,777)
Total identifiable net assets	3,585,114
Goodwill	5,364,709
Total purchase price for acquisition net of $1,126,777 of cash	$8,949,823

The Company has included the operating results of Yinhua in its consolidated financial statements since the Acquisition Date.

Acquisition of Feipeng BVI

On December 21, 2022, the Company entered into a Share Purchase Agreement with Feipeng BVI which provides regional trucking services, and each of the shareholders of the Feipeng BVI, pursuant to which, among other things and subject to the terms and conditions contained therein, the Company acquired 100% of Feipeng BVI for approximately $14,540,436, of which US $9,550,000 will be paid in cash upon closing in form of cash. Feipeng BVI shall receive a certain number of shares valued at $4,990,436 if it achieves a targeted net income of US$2.4 million during the calendar year 2023.

On December 21, 2022, the parties completed the transaction. Upon the closing of the transaction, we acquired 100% of the outstanding shares of the Feipeng BVI, and we paid $9,550,000 in cash to the sellers.

The following table summarizes the allocation of estimated fair values of net assets acquired and liabilities assumed:

Recognized amounts of identifiable assets acquired and liabilities assumed
Accounts receivable, net	$3,746,298
Prepayments	550,944
Other receivables	246,748
Equipment, net	123,446
Deposits	610,393
Accounts payable	(1,546,037)
Short-term bank borrowings	(1,884,823)
Others payable and accrued liabilities	(1,383,077)
Amount due to related parties	(1,552,719)
Tax payable	(21,589)
Total identifiable net liabilities	(1,110,416)
Goodwill	13,715,130
Total purchase price for acquisition net of $1,935,722 of cash	$12,604,714

The Company has included the operating results of Feipeng BVI in its consolidated financial statements since the Acquisition Date.

Acquisition of Alliance BVI

On May 26, 2023, the Company entered into a Share Purchase Agreement with the Alliance BVI, which is engaged in liquor distribution via its VIE, and each of the shareholders of the Alliance BVI. Under terms of the share purchase agreement, the Company shall pay $21,292,948 in exchange for 100% equity of Alliance BVI. Of the total consideration to be paid, $5,208,768 shall be paid in form of 4,569,095 newly issued ordinary shares of the Company, representing $1.14 per ordinary share of the Company upon closing. In addition, a cash earnout of $8,042,090 shall be paid if Alliance BVI achieves a net income target threshold of $2.0 million during the calendar year of 2024 and 2025, respectively.

The following table summarizes the allocation of estimated fair values of net assets acquired and liabilities assumed:

Recognized amounts of identifiable assets acquired and liabilities assumed
Prepayments	$1,587,580
Other receivables	106,839
Inventory	29,846
Property and equipment, net	868,434
Others payable and accrued liabilities	(3,326,020)
Tax payable	(3,483)
Total identifiable net liabilities	(736,805)
Goodwill	22,029,753
Total purchase price for acquisition net of $0 of cash	$21,292,948

The Company has included the operating results of Alliance BVI in its consolidated financial statements since the Acquisition Date.